Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of fair value of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the total consideration paid for MacKellar and the fair values of the assets acquired and liabilities assumed at the acquisition date:

October 1, 2023
Cash consideration	$65,572
Earn-out at estimated fair value	79,839
Deferred consideration at estimated fair value	27,014
Contingent payment at estimated fair value	7,243
Total consideration transferred	$179,668

Equipment financing assumed	203,946
Total purchase price	$383,614

Purchase price allocation to assets acquired and liabilities assumed:
Cash	$13,901
Accounts receivable	65,033
Contract assets	713
Inventories	12,155
Prepaid expenses	2,187
Property, plant and equipment	394,394
Investments in affiliates and joint ventures	85
Intangible assets	690
Accounts payable	(45,829)
Accrued liabilities	(22,464)
Other long-term obligations	(16,934)
Deferred income tax liabilities	(20,317)
Third party equipment financing assumed:
Financing obligations	(173,430)
Finance leases	(30,516)
Total identifiable net assets at fair value	$179,668
The following table summarizes the total consideration paid for ML Northern and the fair value of the assets acquired and liabilities assumed at the acquisition date:

Purchase price allocation to assets acquired and liabilities assumed:	October 1, 2022
Property, plant and equipment and working capital
Cash	$795
Accounts receivable	4,068
Prepaid expenses	30
Property, plant and equipment	9,562
Operating lease right-of-use asset	131
Accounts payable	(48)
Accrued liabilities	(599)
Deferred tax liabilities	(216)
$13,723
Lease liabilities
Finance lease liabilities	$(5,595)
Operating lease liabilities	(126)
$(5,721)
Total identifiable net assets at fair value	$8,002

Schedule of total consideration paid
The following table summarizes the total consideration paid for MacKellar and the fair values of the assets acquired and liabilities assumed at the acquisition date:

October 1, 2023
Cash consideration	$65,572
Earn-out at estimated fair value	79,839
Deferred consideration at estimated fair value	27,014
Contingent payment at estimated fair value	7,243
Total consideration transferred	$179,668

Equipment financing assumed	203,946
Total purchase price	$383,614

Purchase price allocation to assets acquired and liabilities assumed:
Cash	$13,901
Accounts receivable	65,033
Contract assets	713
Inventories	12,155
Prepaid expenses	2,187
Property, plant and equipment	394,394
Investments in affiliates and joint ventures	85
Intangible assets	690
Accounts payable	(45,829)
Accrued liabilities	(22,464)
Other long-term obligations	(16,934)
Deferred income tax liabilities	(20,317)
Third party equipment financing assumed:
Financing obligations	(173,430)
Finance leases	(30,516)
Total identifiable net assets at fair value	$179,668

Schedule of Unaudited Proforma Information
The following unaudited pro forma information gives effect to the transaction as if it had occurred on January 1, 2022. The unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred on January 1, 2022, nor are they indicative of future results of operations.

Year ended December 31,	2023	2022
Revenue	$1,296,328	$1,086,460
Net income	89,658	78,261